Business Segment Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Cost of product sold
Net gain (loss) on undesignated commodity derivative contracts			$ (9.8)	$ (69.3)	$ (35.3)
Total cost of product sold	$ (940.2)	$ (990.5)	(3,802.1)	(3,606.1)	(3,449.4)
Selling, general and administrative expenses
Costs associated with the Canadian Divestiture and related activities			242.0
Total selling, general and administrative expenses	$ (427.2)	$ (328.6)	(1,392.4)	(1,177.2)	(1,078.4)
Gain on sale of business			262.4	0.0	0.0
Comparable Adjustments [Member]
Cost of product sold
Flow through of inventory step-up			(20.1)	(18.4)	0.0
Amortization of favorable interim supply agreement			(2.2)	(31.7)	(28.4)
Other losses			0.0	0.0	(2.8)
Total cost of product sold			17.4	(68.7)	(59.5)
Selling, general and administrative expenses
Impairment of intangible assets			(37.6)	0.0	0.0
Costs associated with the Canadian Divestiture and related activities			(20.4)	0.0	0.0
Transaction, integration and other acquisition-related costs			(14.2)	(15.4)	(30.5)
Restructuring and related charges			(0.9)	(16.4)	0.0
Other gains (losses)			(2.6)	0.0	7.2
Total selling, general and administrative expenses			(75.7)	(31.8)	(23.3)
Gain on sale of business			262.4	0.0	0.0
Comparable Adjustments, Operating income (loss)			204.1	(100.5)	(82.8)
Comparable Adjustments [Member] | Commodity derivative contracts [Member]
Cost of product sold
Settlements of undesignated commodity derivative contracts			23.4	29.5	4.4
Net gain (loss) on undesignated commodity derivative contracts			$ 16.3	$ (48.1)	$ (32.7)